Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		¥ 4,252,410		¥ 3,726,734
Total liabilities		3,795,479		3,317,392
Total equity		456,931		409,342	¥ 323,290	¥ 325,310
Impairment		(3,217)
Net carrying value of the investments		239,584		222,983	198,772
Total revenues		804,961		729,474	627,419
Net profit/(loss)		51,385		59,014	11,936
Other comprehensive income		25,750		34,912	(2,025)
Total comprehensive income		77,135		93,926	¥ 9,911
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		3,027,972		2,632,798
Total liabilities		2,809,822		2,423,234
Total equity		218,150		209,564
Total equity attributable to equity holders of the associates and joint ventures		173,159		164,573
Total adjustments	[1]	2,612		412
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 175,771		¥ 164,985
Proportion of the Group's ownership		43.686%	[2]	43.686%
Gross carrying value of the investments		¥ 79,974		¥ 75,180
Impairment		0		0
Net carrying value of the investments	[2]	79,974		75,180
Total revenues		80,525		76,312
Net profit/(loss)		13,812		12,581
Other comprehensive income		(1,944)		643
Total comprehensive income		11,868		13,224
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		263,528		243,700
Total liabilities		193,806		178,088
Total equity		69,722		65,612
Total equity attributable to equity holders of the associates and joint ventures		52,273		49,909
Total adjustments	[1]	(6,528)		(6,209)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 45,745		¥ 43,700
Proportion of the Group's ownership		29.59%	[3]	29.59%
Gross carrying value of the investments		¥ 14,502		¥ 13,897
Impairment		(3,217)	[3]	(2,510)
Net carrying value of the investments	[3]	11,285		11,387
Total revenues		61,271		56,704
Net profit/(loss)		4,675		4,166
Other comprehensive income		630		152
Total comprehensive income		5,305		4,318
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		106,930		91,167
Total liabilities		80,379		67,837
Total equity		26,551		23,330
Total equity attributable to equity holders of the associates and joint ventures		26,551		23,330
Total adjustments	[1]	0
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 26,551		¥ 23,330
Proportion of the Group's ownership		40.00%		40.00%
Gross carrying value of the investments		¥ 10,620		¥ 9,332
Impairment		0
Net carrying value of the investments		10,620		9,332
Total revenues		77,990		69,498
Net profit/(loss)		1,730		2,123
Other comprehensive income		1,991		1,310
Total comprehensive income		3,721		3,433
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		20,567		12,671
Total liabilities		17,512		9,792
Total equity		3,055		2,879
Total equity attributable to equity holders of the associates and joint ventures		3,048		2,872
Total adjustments	[1]	0
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 3,048		¥ 2,872
Proportion of the Group's ownership		35.00%		35.00%
Gross carrying value of the investments		¥ 1,612		¥ 1,550
Impairment		0
Net carrying value of the investments		1,612		1,550
Total revenues		2,193		793
Net profit/(loss)		208		153
Other comprehensive income		(5)		1
Total comprehensive income		203		154
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		34,933		36,327
Total liabilities		1,068		777
Total equity		33,865		35,550
Total equity attributable to equity holders of the associates and joint ventures		33,865		35,550
Total adjustments	[1]	427		449
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 34,292		¥ 35,999
Proportion of the Group's ownership		43.86%		43.86%
Gross carrying value of the investments		¥ 20,676		¥ 21,433
Impairment		0
Net carrying value of the investments		20,676		21,433
Total revenues		5,259		5,008
Net profit/(loss)		2,823		2,635
Other comprehensive income		0
Total comprehensive income		2,823		2,635
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		582,475		564,231
Total liabilities		251,001		240,735
Total equity		331,474		323,496
Total equity attributable to equity holders of the associates and joint ventures		147,709		143,327
Total adjustments	[1]	16,981		17,454
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 164,690		¥ 160,781
Proportion of the Group's ownership		10.29%	[4]	10.29%
Gross carrying value of the investments		¥ 22,433		¥ 22,068
Impairment		0
Net carrying value of the investments	[4]	22,433		22,068
Total revenues		306,490		291,435
Net profit/(loss)		12,525		11,264
Other comprehensive income		(1,706)		(501)
Total comprehensive income		10,819		10,763
Joy City Commercial Property Fund L.P. (Joy City) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		10,306		10,281
Total liabilities		85		168
Total equity		10,221		10,113
Total equity attributable to equity holders of the associates and joint ventures		10,221		10,113
Total adjustments	[1]	(1,552)		(1,339)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 8,669		¥ 8,774
Proportion of the Group's ownership		66.67%
Proportion of the Group's ownership		66.67%		66.67%
Gross carrying value of the investments		¥ 5,779		¥ 5,849
Impairment		0
Net carrying value of the investments		5,779		5,849
Total revenues		360		306
Net profit/(loss)		339		287
Other comprehensive income		(25)
Total comprehensive income		314		287
Mapleleaf Century Limited (MCL) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Total assets		24,196		24,381
Total liabilities		13,342		13,620
Total equity		10,854		10,761
Total equity attributable to equity holders of the associates and joint ventures		10,854		10,761
Total adjustments	[1]	(4,540)		(3,908)
Total equity attributable to equity holders of the associates and joint ventures after adjustments		¥ 6,314		¥ 6,853
Proportion of the Group's ownership		75.00%
Proportion of the Group's ownership		75.00%		75.00%
Gross carrying value of the investments		¥ 4,736		¥ 5,140
Impairment		0
Net carrying value of the investments		4,736		5,140
Total revenues		853		795
Net profit/(loss)		185		348
Other comprehensive income		650
Total comprehensive income		¥ 835		¥ 348

[1]	Including adjustments for the difference of accounting policies, fair value and others.
[2]	The 2019 final dividend of RMB0.0639 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 23 June 2020. The Company received a cash dividend of RMB550 million.
[3]	The 2019 final dividend of HKD0.026 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 20 May 2020. The Company received a cash dividend equivalent to RMB54 million. The 2020 interim dividend of HKD0.062 in cash per ordinary share was approved and declared by the Board of Directors of Sino-Ocean on 17 August 2020. The Company received a cash dividend equivalent to RMB124 million. Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2020, the stock price of Sino-Ocean was HKD1.55 per share. As at 31 December 2019, the cumulative impairment loss of RMB2.51 billion for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment on 30 June 2020. A further impairment loss of RMB707 million was recognised for this investment valued using the discounted future cash flow method. On 31 December 2020, the Group continued to perform an impairment test to this investment and no further impairment loss should be made, which involved significant assumptions including selling prices of properties under development, rental prices of investment properties and discount rates, and the Group used 10% as the discount rate of cash flow for properties under development and investment properties (As at 31 December 2019: 10% for properties under development and 8% for investment properties).
[4]	The 2019 final dividend of RMB0.0604 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 22 May 2020. The Company received a cash dividend of RMB193 million. On 31 December 2020, China Unicom’s share price was RMB4.46 per share.